Shareholder Report	6 Months Ended	104 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Value Line Larger Companies Focused Fund, Inc.
Entity Central Index Key	0000102764
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000162163
Shareholder Report [Line Items]
Fund Name	Value Line Larger Companies Focused Fund, Inc.
Class Name	Institutional
Trading Symbol	VLLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.89%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Institutional Class generated a total return of 14.44% during the six months ended June 30, 2024. This compares to the 15.29% return of the Fund’s benchmark, the S&P 500 Index, during the semiannual period. The Fund’s secondary benchmark, the Russell 1000 Growth Index, posted a return of 20.70% during the semiannual period.

  The Fund underperformed the S&P 500® Index on a relative basis during the six-month reporting period, attributable primarily to stock selection. Sector allocation overall contributed positively. Further, the Fund was helped by its focus on growth companies. Growth-oriented stocks significantly outperformed value-oriented stocks during the semiannual period. Having positions in the “Magnificent Seven,” a group of seven mega-cap stocks in the S&P 500® Index that drove equity performance for much of the semiannual period, also helped.

  Stock selection in the health care, consumer discretionary and communication services sectors detracted most from the Fund’s relative results. Within health care, having an overweighted allocation to the biotechnology industry, which performed weakly, and an underweighted exposure to the pharmaceuticals industry, which was the strongest segment of the sector, particularly dampened relative results. Having an overweighted allocation to consumer discretionary, which lagged the S&P 500® Index during the semiannual period, also hurt. These detractors were partially offset by effective stock selection and allocation positioning in the information technology, financials and industrials sectors, which contributed positively.

  During the semiannual period, the stocks that detracted most from the Fund’s performance were molecular diagnostics company Exact Sciences, electric vehicle manufacturer Rivian Automotive and online dating services operator Match Group. Exact Sciences’ double-digit share price decline largely reflected competition risks, even as the company demonstrated strong execution and a sizable market opportunity for cancer tests, including its Cologuard for colon cancer. Shares of Rivian Automotive saw a double-digit price decline, partially due to economic and geopolitical uncertainties pressuring electric vehicle pricing as well as some competitive and financial concerns. Match Group’s shares fell substantially, largely driven by the lackluster performance of its Tinder segment, including lower than expected user growth.

  The individual stocks that contributed most positively to the Fund’s relative results were computer graphics processors manufacturer NVIDIA, cybersecurity technology company CrowdStrike Holdings and financial services platform operator Robinhood Markets. NVIDIA’s triple-digit share price advance, driven by strong quarterly results and execution and its leadership position in the fast-growing and transformational artificial intelligence (AI) semiconductor market. CrowdStrike Holdings enjoyed a significant double-digit share price gain, largely reflecting strong execution and demand for its AI software security solutions. Shares of Robinhood Markets saw a robust double-digit price gain, driven primarily by strong transaction revenue and deposit growth as well as increasing scale and profitability metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Larger Companies Focused Fund Inc.-Institutional Class	S&P 500® Index	Russell 1000® Growth Index
10/15	$10,000	$10,000	$10,000
11/15	$9,975	$10,030	$10,028
12/15	$9,927	$9,872	$9,881
01/16	$8,880	$9,382	$9,329
02/16	$8,861	$9,369	$9,325
03/16	$9,373	$10,005	$9,954
04/16	$9,506	$10,043	$9,863
05/16	$9,798	$10,224	$10,055
06/16	$9,540	$10,250	$10,015
07/16	$10,241	$10,628	$10,488
08/16	$10,450	$10,643	$10,436
09/16	$10,496	$10,645	$10,474
10/16	$10,181	$10,451	$10,228
11/16	$9,995	$10,838	$10,451
12/16	$9,966	$11,052	$10,580
01/17	$10,546	$11,262	$10,937
02/17	$10,962	$11,709	$11,391
03/17	$11,239	$11,723	$11,523
04/17	$11,711	$11,843	$11,786
05/17	$11,667	$12,010	$12,093
06/17	$12,131	$12,085	$12,061
07/17	$12,767	$12,333	$12,381
08/17	$13,152	$12,371	$12,608
09/17	$13,122	$12,626	$12,772
10/17	$13,200	$12,921	$13,267
11/17	$13,243	$13,317	$13,670
12/17	$13,351	$13,465	$13,777
01/18	$14,721	$14,236	$14,752
02/18	$14,404	$13,711	$14,366
03/18	$14,092	$13,363	$13,972
04/18	$14,409	$13,414	$14,020
05/18	$14,954	$13,737	$14,635
06/18	$15,318	$13,822	$14,776
07/18	$15,257	$14,336	$15,210
08/18	$16,021	$14,803	$16,041
09/18	$16,375	$14,887	$16,131
10/18	$14,311	$13,870	$14,688
11/18	$14,716	$14,153	$14,844
12/18	$13,558	$12,875	$13,568
01/19	$15,549	$13,906	$14,788
02/19	$15,874	$14,353	$15,317
03/19	$16,258	$14,632	$15,753
04/19	$16,632	$15,224	$16,464
05/19	$15,426	$14,257	$15,424
06/19	$16,712	$15,262	$16,484
07/19	$16,477	$15,481	$16,856
08/19	$15,666	$15,236	$16,727
09/19	$15,004	$15,521	$16,729
10/19	$15,191	$15,857	$17,200
11/19	$16,653	$16,433	$17,964
12/19	$17,072	$16,928	$18,506
01/20	$17,207	$16,922	$18,919
02/20	$16,572	$15,529	$17,631
03/20	$14,438	$13,611	$15,896
04/20	$17,360	$15,356	$18,249
05/20	$19,160	$16,087	$19,474
06/20	$20,124	$16,407	$20,322
07/20	$21,130	$17,332	$21,885
08/20	$22,712	$18,578	$24,144
09/20	$21,906	$17,872	$23,008
10/20	$21,430	$17,397	$22,226
11/20	$23,665	$19,301	$24,502
12/20	$24,988	$20,043	$25,629
01/21	$25,201	$19,841	$25,439
02/21	$25,718	$20,388	$25,433
03/21	$25,001	$21,281	$25,870
04/21	$26,157	$22,416	$27,630
05/21	$25,659	$22,573	$27,248
06/21	$27,223	$23,100	$28,958
07/21	$27,074	$23,649	$29,912
08/21	$27,927	$24,368	$31,030
09/21	$26,480	$23,234	$29,293
10/21	$27,824	$24,862	$31,830
11/21	$25,924	$24,690	$32,024
12/21	$25,768	$25,797	$32,701
01/22	$23,672	$24,462	$29,895
02/22	$22,509	$23,729	$28,625
03/22	$22,990	$24,610	$29,745
04/22	$19,309	$22,464	$26,153
05/22	$18,435	$22,505	$25,545
06/22	$16,406	$20,648	$23,521
07/22	$17,969	$22,552	$26,344
08/22	$17,739	$21,632	$25,117
09/22	$15,836	$19,640	$22,675
10/22	$16,784	$21,230	$24,001
11/22	$17,339	$22,416	$25,094
12/22	$15,757	$21,125	$23,173
01/23	$18,213	$22,452	$25,105
02/23	$17,794	$21,904	$24,807
03/23	$19,026	$22,708	$26,502
04/23	$18,682	$23,063	$26,764
05/23	$20,099	$23,163	$27,984
06/23	$21,373	$24,693	$29,897
07/23	$22,982	$25,487	$30,904
08/23	$22,454	$25,081	$30,627
09/23	$21,230	$23,885	$28,961
10/23	$20,308	$23,383	$28,549
11/23	$23,192	$25,518	$31,661
12/23	$25,136	$26,678	$33,063
01/24	$25,430	$27,126	$33,888
02/24	$27,299	$28,574	$36,200
03/24	$28,112	$29,494	$36,837
04/24	$25,966	$28,289	$35,275
05/24	$26,947	$29,692	$37,386
06/24	$28,765	$30,757	$39,907

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/1/15
Institutional Class	34.59%	11.47%	12.97%
S&P 500® Index	24.56%	15.05%	13.70%
Russell 1000® Growth Index	33.48%	19.34%	17.32%

Performance Inception Date		Nov. 01, 2015
AssetsNet	$ 358,184,976	$ 358,184,976
Holdings Count | Holding	39	39
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$358,184,976
# of Portfolio Holdings	39
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	99.7%
Cash & Other Assets - Net	0.3%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	11.3%
Meta Platforms, Inc.	6.6%
Uber Technologies, Inc.	6.2%
Amazon.com, Inc.	5.2%
Alphabet, Inc.	4.8%
Microsoft Corp.	4.0%
Advanced Micro Devices, Inc.	4.0%
Crowdstrike Holdings, Inc.	3.6%
Netflix, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	3.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-243-2729
Updated Prospectus Email Address	investorservices@vlfunds.com
C000020637
Shareholder Report [Line Items]
Fund Name	Value Line Larger Companies Focused Fund, Inc.
Class Name	Investor
Trading Symbol	VALLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Value Line Larger Companies Focused Fund, Inc. for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.vlfunds.com. You can also request this information by contacting us at 1-800-243-2729 or investorservices@vlfunds.com.
Additional Information Phone Number	1-800-243-2729
Additional Information Email	investorservices@vlfunds.com
Additional Information Website	www.vlfunds.com
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	1.14%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the fund perform last six months and what affected its performance?

The Fund's Investor Class generated a total return of 14.31% during the six months ended June 30, 2024. This compares to the 15.29% return of the Fund’s benchmark, the S&P 500 Index, during the semiannual period. The Fund’s secondary benchmark, the Russell 1000 Growth Index, posted a return of 20.70% during the semiannual period.

  The Fund underperformed the S&P 500® Index on a relative basis during the six-month reporting period, attributable primarily to stock selection. Sector allocation overall contributed positively. Further, the Fund was helped by its focus on growth companies. Growth-oriented stocks significantly outperformed value-oriented stocks during the semiannual period. Having positions in the “Magnificent Seven,” a group of seven mega-cap stocks in the S&P 500® Index that drove equity performance for much of the semiannual period, also helped.

  Stock selection in the health care, consumer discretionary and communication services sectors detracted most from the Fund’s relative results. Within health care, having an overweighted allocation to the biotechnology industry, which performed weakly, and an underweighted exposure to the pharmaceuticals industry, which was the strongest segment of the sector, particularly dampened relative results. Having an overweighted allocation to consumer discretionary, which lagged the S&P 500® Index during the semiannual period, also hurt. These detractors were partially offset by effective stock selection and allocation positioning in the information technology, financials and industrials sectors, which contributed positively.

  During the semiannual period, the stocks that detracted most from the Fund’s performance were molecular diagnostics company Exact Sciences, electric vehicle manufacturer Rivian Automotive and online dating services operator Match Group. Exact Sciences’ double-digit share price decline largely reflected competition risks, even as the company demonstrated strong execution and a sizable market opportunity for cancer tests, including its Cologuard for colon cancer. Shares of Rivian Automotive saw a double-digit price decline, partially due to economic and geopolitical uncertainties pressuring electric vehicle pricing as well as some competitive and financial concerns. Match Group’s shares fell substantially, largely driven by the lackluster performance of its Tinder segment, including lower than expected user growth.

  The individual stocks that contributed most positively to the Fund’s relative results were computer graphics processors manufacturer NVIDIA, cybersecurity technology company CrowdStrike Holdings and financial services platform operator Robinhood Markets. NVIDIA’s triple-digit share price advance, driven by strong quarterly results and execution and its leadership position in the fast-growing and transformational artificial intelligence (AI) semiconductor market. CrowdStrike Holdings enjoyed a significant double-digit share price gain, largely reflecting strong execution and demand for its AI software security solutions. Shares of Robinhood Markets saw a robust double-digit price gain, driven primarily by strong transaction revenue and deposit growth as well as increasing scale and profitability metrics.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represent past performance and are no guarantee of future performance. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The performance data includes reinvestments of all dividends and distributions but does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Line Graph [Table Text Block]
	Value Line Larger Companies Focused Fund Inc.-Investor Class	S&P 500® Index	Russell 1000® Growth Index
06/14	$10,000	$10,000	$10,000
07/14	$9,885	$9,862	$9,847
08/14	$10,352	$10,257	$10,298
09/14	$10,193	$10,113	$10,149
10/14	$10,471	$10,360	$10,416
11/14	$10,760	$10,638	$10,746
12/14	$10,654	$10,612	$10,634
01/15	$10,590	$10,293	$10,471
02/15	$11,303	$10,885	$11,169
03/15	$11,269	$10,712	$11,042
04/15	$11,185	$10,815	$11,098
05/15	$11,425	$10,954	$11,254
06/15	$11,290	$10,742	$11,056
07/15	$11,766	$10,967	$11,431
08/15	$11,041	$10,306	$10,736
09/15	$10,649	$10,051	$10,471
10/15	$11,606	$10,898	$11,372
11/15	$11,732	$10,931	$11,404
12/15	$11,706	$10,758	$11,237
01/16	$10,489	$10,225	$10,610
02/16	$10,448	$10,211	$10,605
03/16	$11,046	$10,903	$11,320
04/16	$11,202	$10,946	$11,217
05/16	$11,550	$11,142	$11,435
06/16	$11,242	$11,171	$11,390
07/16	$12,063	$11,583	$11,927
08/16	$12,313	$11,599	$11,868
09/16	$12,362	$11,602	$11,912
10/16	$11,991	$11,390	$11,632
11/16	$11,768	$11,812	$11,885
12/16	$11,734	$12,045	$12,032
01/17	$12,417	$12,274	$12,438
02/17	$12,900	$12,761	$12,954
03/17	$13,226	$12,776	$13,104
04/17	$13,781	$12,907	$13,404
05/17	$13,730	$13,089	$13,752
06/17	$14,275	$13,170	$13,716
07/17	$15,018	$13,441	$14,081
08/17	$15,471	$13,482	$14,339
09/17	$15,430	$13,760	$14,525
10/17	$15,522	$14,082	$15,088
11/17	$15,568	$14,513	$15,546
12/17	$15,700	$14,675	$15,667
01/18	$17,300	$15,515	$16,777
02/18	$16,933	$14,943	$16,337
03/18	$16,566	$14,563	$15,889
04/18	$16,927	$14,619	$15,945
05/18	$17,569	$14,971	$16,643
06/18	$17,991	$15,064	$16,804
07/18	$17,919	$15,624	$17,297
08/18	$18,812	$16,133	$18,243
09/18	$19,223	$16,225	$18,345
10/18	$16,801	$15,116	$16,704
11/18	$17,273	$15,424	$16,882
12/18	$15,905	$14,031	$15,430
01/19	$18,239	$15,156	$16,817
02/19	$18,622	$15,642	$17,419
03/19	$19,068	$15,946	$17,915
04/19	$19,501	$16,592	$18,724
05/19	$18,082	$15,538	$17,541
06/19	$19,583	$16,633	$18,746
07/19	$19,306	$16,872	$19,169
08/19	$18,352	$16,605	$19,022
09/19	$17,580	$16,915	$19,025
10/19	$17,787	$17,282	$19,561
11/19	$19,501	$17,909	$20,429
12/19	$19,988	$18,449	$21,045
01/20	$20,140	$18,442	$21,516
02/20	$19,393	$16,924	$20,050
03/20	$16,894	$14,834	$18,078
04/20	$20,299	$16,735	$20,753
05/20	$22,403	$17,532	$22,146
06/20	$23,525	$17,881	$23,110
07/20	$24,694	$18,889	$24,889
08/20	$26,542	$20,247	$27,457
09/20	$25,594	$19,478	$26,165
10/20	$25,033	$18,960	$25,276
11/20	$27,643	$21,035	$27,864
12/20	$29,179	$21,844	$29,146
01/21	$29,415	$21,623	$28,930
02/21	$30,016	$22,220	$28,924
03/21	$29,179	$23,193	$29,421
04/21	$30,518	$24,431	$31,422
05/21	$29,932	$24,601	$30,988
06/21	$31,751	$25,175	$32,932
07/21	$31,568	$25,773	$34,017
08/21	$32,565	$26,557	$35,289
09/21	$30,861	$25,322	$33,313
10/21	$32,428	$27,096	$36,198
11/21	$30,206	$26,908	$36,419
12/21	$30,021	$28,114	$37,189
01/22	$27,575	$26,659	$33,998
02/22	$26,221	$25,861	$32,554
03/22	$26,771	$26,821	$33,827
04/22	$22,472	$24,483	$29,742
05/22	$21,459	$24,527	$29,051
06/22	$19,091	$22,503	$26,749
07/22	$20,900	$24,578	$29,960
08/22	$20,629	$23,575	$28,564
09/22	$18,410	$21,404	$25,787
10/22	$19,510	$23,137	$27,295
11/22	$20,157	$24,430	$28,538
12/22	$18,317	$23,023	$26,353
01/23	$21,161	$24,469	$28,550
02/23	$20,675	$23,872	$28,211
03/23	$22,102	$24,749	$30,139
04/23	$21,695	$25,135	$30,437
05/23	$23,340	$25,244	$31,824
06/23	$24,816	$26,912	$34,000
07/23	$26,669	$27,777	$35,146
08/23	$26,044	$27,334	$34,830
09/23	$24,628	$26,031	$32,936
10/23	$23,548	$25,484	$32,467
11/23	$26,887	$27,811	$36,006
12/23	$29,135	$29,075	$37,601
01/24	$29,472	$29,563	$38,539
02/24	$31,632	$31,142	$41,168
03/24	$32,573	$32,144	$41,893
04/24	$30,076	$30,831	$40,116
05/24	$31,206	$32,360	$42,517
06/24	$33,306	$33,521	$45,384

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Class	34.21%	11.21%	12.79%
S&P 500® Index	24.56%	15.05%	12.86%
Russell 1000® Growth Index	33.48%	19.34%	16.33%

AssetsNet	$ 358,184,976	$ 358,184,976
Holdings Count | Holding	39	39
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$358,184,976
# of Portfolio Holdings	39
Portfolio Turnover Rate	12%

Holdings [Text Block]

Asset Allocation (% of Net Assets)

Value	Value
Common Stocks	99.7%
Cash & Other Assets - Net	0.3%

Largest Holdings [Text Block]

Ten Largest Holdings (% of Net Assets)*

NVIDIA Corp.	11.3%
Meta Platforms, Inc.	6.6%
Uber Technologies, Inc.	6.2%
Amazon.com, Inc.	5.2%
Alphabet, Inc.	4.8%
Microsoft Corp.	4.0%
Advanced Micro Devices, Inc.	4.0%
Crowdstrike Holdings, Inc.	3.6%
Netflix, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	3.0%

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